Research and Development Funding Arrangements (Details) $ in Millions	3 Months Ended			12 Months Ended
	Jul. 31, 2026 USD ($)	Apr. 24, 2026 USD ($)	Jul. 25, 2025 USD ($)	Apr. 24, 2026 USD ($)	Apr. 25, 2025 USD ($) agreement	Apr. 26, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other operating expense (income), net	$ 36		$ (2)	$ 221	$ (8)	$ 11
Blackstone Arrangement, Specific Diabetes Products | Blackstone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer		$ 0		$ 0	46	$ 60
Funding recognized					324
Royalty payment term 1				2 years
Royalty payment term 2				2 years
Royalty payment term 3				5 years
Other operating expense (income), net		$ 157
Contract termination fee				$ 216
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other operating expense (income), net
Blackstone Arrangement, Specific Diabetes Products, MiniMed Fit Patch Pump | Blackstone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payment				162
Blackstone Arrangement, Specific Diabetes Products, MiniMed Flex Insulin Pump | Blackstone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payment	0			157
Other operating expense (income), net				$ 157
Accrued Royalties	157
Blackstone Arrangement, Specific Diabetes Products, MiniMed Flex Insulin Pump | Blackstone | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Royalties	16
Blackstone Arrangement, Specific Diabetes Products, MiniMed Flex Insulin Pump | Blackstone | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesNoncurrent
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Royalties	$ 141
Blackstone Arrangement, Co-Development Arrangements | Blackstone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Funding recognized					$ 212
Number of agreements terminated | agreement					2
Litigation charges					$ 165